Schedule of Investments (unaudited)
March 31, 2024
BlackRock Advantage Large Cap Income ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.3%
Lockheed Martin Corp.	640	$ 291,117
Northrop Grumman Corp.	72	34,463
		325,580
Air Freight & Logistics — 0.0%
Expeditors International of Washington, Inc.	72	8,753
United Parcel Service, Inc., Class B	32	4,756
		13,509
Automobiles — 0.9%
Ford Motor Co.	15,550	206,504
Tesla, Inc.(a)	186	32,697
		239,201
Banks — 2.4%
Bank of America Corp.	297	11,262
Citigroup, Inc.	4,772	301,781
Columbia Banking System, Inc.	1,410	27,284
JPMorgan Chase & Co.	1,388	278,016
		618,343
Beverages — 0.4%
Coca-Cola Co. (The)	802	49,066
PepsiCo, Inc.	308	53,903
		102,969
Biotechnology — 3.8%
AbbVie, Inc.	2,353	428,481
Amgen, Inc.	484	137,611
Exelixis, Inc.(a)	1,039	24,655
Gilead Sciences, Inc.	3,558	260,624
Incyte Corp.(a)	2,174	123,853
		975,224
Broadline Retail — 3.8%
Amazon.com, Inc.(a)(b)	5,519	995,517
MercadoLibre, Inc.(a)	1	1,512
		997,029
Building Products — 0.2%
A. O. Smith Corp.	459	41,062
Owens Corning	77	12,844
		53,906
Capital Markets — 2.0%
CME Group, Inc., Class A	1,266	272,557
S&P Global, Inc.	90	38,290
XP, Inc., Class A	8,448	216,776
		527,623
Chemicals — 1.3%
LyondellBasell Industries NV, Class A	386	39,480
Sherwin-Williams Co. (The)	847	294,189
		333,669
Commercial Services & Supplies — 1.5%
Republic Services, Inc.	1,448	277,205
Rollins, Inc.	124	5,738
Waste Management, Inc.	468	99,754
		382,697
Construction & Engineering — 0.2%
EMCOR Group, Inc.	15	5,253
Valmont Industries, Inc.	206	47,026
		52,279
Security	Shares	Value
Consumer Staples Distribution & Retail — 0.8%
Sysco Corp.	2,105	$ 170,884
Walmart, Inc.	710	42,721
		213,605
Distributors — 0.0%
Genuine Parts Co.	13	2,014
Diversified Telecommunication Services — 1.2%
AT&T Inc.	17,160	302,016
Electric Utilities — 0.8%
OGE Energy Corp.	5,758	197,499
Xcel Energy, Inc.	98	5,268
		202,767
Electronic Equipment, Instruments & Components — 1.2%
Corning, Inc.	915	30,158
TE Connectivity Ltd.	1,858	269,856
		300,014
Entertainment — 0.4%
Electronic Arts, Inc.	793	105,207
Financial Services — 3.5%
Berkshire Hathaway, Inc., Class B(a)	460	193,439
Fiserv, Inc.(a)	2	320
Jack Henry & Associates, Inc.	6	1,042
Mastercard, Inc., Class A	1,003	483,015
Visa, Inc., Class A	857	239,172
		916,988
Food Products — 2.4%
General Mills, Inc.	3,693	258,399
Hershey Co. (The)	1,002	194,889
Mondelez International, Inc., Class A	2,512	175,840
		629,128
Ground Transportation — 0.0%
Old Dominion Freight Line, Inc.	22	4,825
Health Care Equipment & Supplies — 0.5%
Medtronic PLC	464	40,438
Stryker Corp.	242	86,604
		127,042
Health Care Providers & Services — 3.1%
Cencora, Inc.	1,125	273,364
Elevance Health, Inc.	277	143,636
McKesson Corp.	414	222,256
UnitedHealth Group, Inc.	329	162,756
		802,012
Hotel & Resort REITs — 0.0%
Park Hotels & Resorts, Inc.	316	5,527
Hotels, Restaurants & Leisure — 2.2%
Booking Holdings, Inc.	16	58,046
Domino’s Pizza, Inc.	266	132,170
McDonald’s Corp.	1,211	341,442
Texas Roadhouse, Inc.	196	30,276
Wendy’s Co. (The)	181	3,410
		565,344
Household Durables — 0.9%
Leggett & Platt, Inc.	11,756	225,127
Household Products — 2.3%
Colgate-Palmolive Co.	3,193	287,530

Schedule of Investments (unaudited)  (continued)
March 31, 2024
BlackRock Advantage Large Cap Income ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Products (continued)
Kimberly-Clark Corp.	2,170	$ 280,689
Procter & Gamble Co. (The)	180	29,205
		597,424
Industrial Conglomerates — 1.4%
3M Co.	2,868	304,209
Honeywell International, Inc.	270	55,417
		359,626
Insurance — 4.8%
American Financial Group, Inc.	253	34,529
CNA Financial Corp.	2,789	126,676
Everest Group Ltd.	27	10,732
Marsh & McLennan Cos., Inc.	1,441	296,817
Progressive Corp. (The)	1,358	280,862
Reinsurance Group of America, Inc.	1,312	253,059
Travelers Cos., Inc. (The)	1,026	236,124
		1,238,799
Interactive Media & Services — 7.0%
Alphabet, Inc., Class A(a)(b)	5,216	787,251
Alphabet, Inc., Class C, NVS(a)	2,836	431,810
Meta Platforms, Inc., Class A	1,171	568,614
Pinterest, Inc., Class A(a)	639	22,154
		1,809,829
IT Services — 0.4%
Amdocs Ltd.	706	63,801
Cognizant Technology Solutions Corp., Class A	725	53,136
		116,937
Life Sciences Tools & Services — 0.4%
Medpace Holdings, Inc.(a)	273	110,333
Machinery — 2.5%
CNH Industrial NV	4,981	64,554
Flowserve Corp.	1,401	63,998
Oshkosh Corp.	1,710	213,254
PACCAR, Inc.	2,404	297,831
		639,637
Media — 0.9%
Comcast Corp., Class A	4,995	216,533
New York Times Co. (The), Class A	365	15,776
		232,309
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp.	5,389	53,351
Annaly Capital Management, Inc.	1,232	24,258
		77,609
Multi-Utilities — 0.3%
Sempra	102	7,326
WEC Energy Group, Inc.	948	77,850
		85,176
Oil, Gas & Consumable Fuels — 3.8%
ConocoPhillips	4	509
EOG Resources, Inc.	2,063	263,734
Exxon Mobil Corp.	2,926	340,118
ONEOK, Inc.	663	53,153
Pioneer Natural Resources Co.	140	36,750
Williams Cos., Inc. (The)	7,462	290,794
		985,058
Pharmaceuticals — 5.2%
Bristol-Myers Squibb Co.	1,291	70,011
Eli Lilly & Co.	480	373,421
Security	Shares	Value
Pharmaceuticals (continued)
Johnson & Johnson	2,887	$ 456,694
Merck & Co., Inc.	3,424	451,797
		1,351,923
Residential REITs — 0.6%
Camden Property Trust	1,665	163,836
Retail REITs — 0.6%
Kite Realty Group Trust	7,341	159,153
Semiconductors & Semiconductor Equipment — 8.1%
Broadcom, Inc.	75	99,406
Intel Corp.	1,965	86,794
Lam Research Corp.	168	163,224
NVIDIA Corp.(b)	1,297	1,171,917
QUALCOMM, Inc.	2,065	349,604
Texas Instruments, Inc.	1,289	224,557
		2,095,502
Software — 11.4%
Adobe, Inc.(a)	227	114,544
Cadence Design Systems, Inc.(a)	404	125,757
Intuit, Inc.	52	33,800
Manhattan Associates, Inc.(a)	961	240,471
Microsoft Corp.(b)	4,842	2,037,126
Oracle Corp.	720	90,439
Salesforce, Inc.	845	254,497
ServiceNow, Inc.(a)	96	73,191
		2,969,825
Specialized REITs — 0.0%
Public Storage	30	8,702
Specialty Retail — 3.0%
Best Buy Co., Inc.	795	65,214
Home Depot, Inc. (The)	600	230,160
Murphy U.S.A., Inc.	4	1,677
TJX Cos., Inc. (The)	3,105	314,909
Ulta Beauty, Inc.(a)	328	171,504
		783,464
Technology Hardware, Storage & Peripherals — 7.5%
Apple Inc.(b)	9,360	1,605,053
Dell Technologies, Inc., Class C	437	49,866
HP, Inc.	8,612	260,255
NetApp, Inc.	432	45,347
		1,960,521
Tobacco — 0.9%
Altria Group, Inc.	5,408	235,897
Trading Companies & Distributors — 0.8%
MSC Industrial Direct Co., Inc., Class A	886	85,978
Watsco, Inc.	230	99,353
WW Grainger, Inc.	14	14,242
		199,573
Total Long-Term Investments — 97.0% (Cost: $21,900,395)		25,204,778

Schedule of Investments (unaudited)  (continued)
March 31, 2024
BlackRock Advantage Large Cap Income ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(c)(d)	573,877	$ 573,877
Total Short-Term Securities — 2.2% (Cost: $573,877)		573,877
Total Investments Before Options Written — 99.2% (Cost: $22,474,272)		25,778,655
Options Written — (0.4)% (Premiums Received: $(97,906))		(122,265)
Total Investments Net of Options Written — 98.8% (Cost: $22,376,366)		25,656,390
Other Assets Less Liabilities — 1.2%		320,703
Net Assets — 100.0%		$ 25,977,093
(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 223,329	$ 350,548(a)	$ —	$ —	$ —	$ 573,877	573,877	$ 5,477	$ —
(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	198	06/21/24	$ 5,255	$ 87,530
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
S&P 500 Index	4	04/05/24	USD	5,205.00	USD	2,102	$ (24,940)
S&P 500 Index	5	04/12/24	USD	5,165.00	USD	2,627	(55,225)
S&P 500 Index	5	04/19/24	USD	5,285.00	USD	2,627	(21,475)
S&P 500 Index	5	04/26/24	USD	5,300.00	USD	2,627	(20,625)
							$ (122,265)

Schedule of Investments (unaudited)  (continued)
March 31, 2024
BlackRock Advantage Large Cap Income ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 25,204,778	$ —	$ —	$ 25,204,778
Short-Term Securities
Money Market Funds	573,877	—	—	573,877
	$ 25,778,655	$ —	$ —	$ 25,778,655
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 87,530	$ —	$ —	$ 87,530
Liabilities
Equity Contracts	(122,265)	—	—	(122,265)
	$ (34,735)	$ —	$ —	$ (34,735)
(a)	Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
NVS	Non-Voting Shares
4